BUSINESS ACQUISITION (Details) - Winvests Group Ltd [Member]	9 Months Ended
Sep. 30, 2022 USD ($)
Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$ 1,980,000
Net liabilities assumed	55,288
Fair value of total consideration paid	$ 2,035,288